Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY VARIABLE PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000814680
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
Variable Portfolios Prospectus | VP Income & Growth Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Summary Prospectus and Prospectus Supplement
VP Income & Growth Fund
Supplement dated June 26, 2020 ■ Summary Prospectus and Prospectus dated May 1, 2020

The change below will be effective as of September 25, 2020.
VP Income & Growth Fund will be renamed VP Disciplined Core Value Fund. All references to VP Income & Growth are hereby replaced with VP Disciplined Core Value.

The change below will be effective as of July 1, 2020.
The fund’s benchmark will change to the Russell 1000® Value Index.

The following is added to the Average Annual Total Returns table on page 3 of the VP Income & Growth summary prospectus, page 3 of the VP Income & Growth prospectus:

	1 year	5 years	10 years
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.28%	11.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund’s benchmark will change to the Russell 1000® Value Index.
Variable Portfolios Prospectus | VP Income & Growth Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	11.79%